Derivative Instruments	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments [Text Block]	Derivative Instruments

The Registrants are exposed to various market risks. These risks arise from transactions entered into in the normal course of business. The Registrants utilize derivative instruments such as physical forward contracts, swaps and options to mitigate the impact of changes in commodity prices, weather and interest rates on operating results and cash flows.

(a) Non-Trading Activities

Commodity Derivative Instruments (CenterPoint Energy and CERC). CenterPoint Energy, through its Indiana utilities, and CERC, through CES, enter into certain derivative instruments to mitigate the effects of commodity price movements. Certain financial instruments used to hedge portions of the natural gas inventory of the Energy Services Disposal Group are designated as fair value hedges for accounting purposes. Outstanding derivative instruments designated as economic hedges at the Indiana Utilities hedge long-term variable rate natural gas purchases. The Indiana Utilities have authority to refund and recover mark-to-market gains and losses associated with hedging natural gas purchases, and thus the gains and losses on derivatives are deferred in a regulatory liability or asset. All other financial instruments do not qualify or are not designated as cash flow or fair value hedges.

On February 24, 2020, CenterPoint Energy, through its subsidiary CERC Corp., entered into the Equity Purchase Agreement to sell the Energy Services Disposal Group. The transaction is expected to close in the second quarter of 2020. For further information, see Note 4.

Interest Rate Risk Derivative Instruments. From time to time, the Registrants may enter into interest rate derivatives that are designated as economic or cash flow hedges. The objective of these hedges is to offset risk associated with interest rates borne by the Registrants in connection with an anticipated future fixed rate debt offering or other exposure to variable rate debt. The Indiana Utilities have authority to refund and recover mark-to-market gains and losses associated with hedging financing activity, and thus the gains and losses on derivatives are deferred in a regulatory liability or asset. For the impacts of cash flow hedges to Accumulated other comprehensive income, see Note 13.

The table below summarizes the Registrants’ outstanding interest rate hedging activity:

	December 31, 2019		December 31, 2018
Hedging Classification	Notional Principal
	CenterPoint Energy (1)	Houston Electric	CenterPoint Energy	Houston Electric
	(in millions)
Economic hedge	$84	$—	$—	$—
Cash flow hedge	—	—	450	450

(1)	Relates to interest rate derivative instruments at SIGECO.

Weather Hedges (CenterPoint Energy and CERC). CenterPoint Energy and CERC have weather normalization or other rate mechanisms that largely mitigate the impact of weather on NGD in Arkansas, Indiana, Louisiana, Mississippi, Minnesota, Ohio and Oklahoma, as applicable. CenterPoint Energy’s and CERC’s NGD in Texas and CenterPoint Energy’s electric operations in Texas and Indiana do not have such mechanisms, although fixed customer charges are historically higher in Texas for NGD compared to its other jurisdictions. As a result, fluctuations from normal weather may have a positive or negative effect on CenterPoint Energy’s and CERC’s NGD’s results in Texas and on CenterPoint Energy’s electric operations’ results in its Texas and Indiana service territories.

CenterPoint Energy and CERC, as applicable, enter into winter season weather hedges from time to time for certain NGD jurisdictions and electric operations’ service territory to mitigate the effect of fluctuations from normal weather on results of operations and cash flows. These weather hedges are based on heating degree days at 10-year normal weather. Houston Electric and Indiana Electric do not enter into weather hedges.

The tables below summarizes CenterPoint Energy’s and CERC’s weather hedge gain (loss) activity:

CenterPoint Energy

			Year Ended December 31,
Texas Operations	Winter Season	Bilateral Cap	2019	2018	2017
		(in millions)
NGD	2019 – 2020	$8	$2	$—	$—
NGD	2018 – 2019	9	—	—	—
NGD	2017 – 2018	8	—	(2)	—
Electric operations	2019 – 2020	7	3	—	—
Electric operations	2018 – 2019	8	3	—	—
Electric operations	2017 – 2018	9	—	(2)	—
Electric operations	2016 – 2017	9	—	—	(1)
Total CenterPoint Energy (1)			$8	$(4)	$(1)

CERC

			Year Ended December 31,
Texas Operations	Winter Season	Bilateral Cap	2019	2018	2017
		(in millions)
NGD	2019 – 2020	$8	$2	$—	$—
NGD	2018 – 2019	9	—	—	—
NGD	2017 – 2018	8	—	(2)	—
Total CERC (1)			$2	$(2)	$—

(1)	Weather hedge gains (losses) are recorded in Revenues in the Statements of Consolidated Income.

(b) Derivative Fair Values and Income Statement Impacts

The following tables present information about derivative instruments and hedging activities. The first three tables provide a balance sheet overview of Derivative Assets and Liabilities as of December 31, 2019 and 2018, while the last two tables provide a breakdown of the related income statement impacts for the years ending December 31, 2019, 2018 and 2017. The Energy Services Disposal Group’s derivative balances are reported in assets or liabilities held for sale. See Note 4 for further information.

Fair Value of Derivative Instruments and Hedged Items

CenterPoint Energy

		December 31, 2019		December 31, 2018
	Balance Sheet Location	Derivative Assets Fair Value	Derivative Liabilities Fair Value	Derivative Assets Fair Value	Derivative Liabilities Fair Value
		(in millions)
Derivatives designated as cash flow hedges:
Interest rate derivatives	Current Liabilities: Non-trading derivative liabilities	$—	$—	$—	$24
Derivatives designated as fair value hedges:
Natural gas derivatives (1) (2) (3)	Current Liabilities: Current liabilities held for sale	12	—	1	7
Derivatives not designated as hedging instruments:
Natural gas derivatives (1) (2) (3)	Current Assets: Current assets held for sale	139	3	103	3
Natural gas derivatives (1) (2) (3)	Other Assets: Non-current assets held for sale	58	—	38	—
Natural gas derivatives (1) (2) (3)	Current Liabilities: Non-trading derivative liabilities	—	7	—	—
Natural gas derivatives (1) (2) (3)	Current Liabilities: Current liabilities held for sale	73	177	62	173
Natural gas derivatives (1) (2) (3)	Other Liabilities: Non-trading derivative liabilities	—	15	—	—
Natural gas derivatives (1) (2) (3)	Other Liabilities: Non-current liabilities held for sale	10	39	16	25
Interest rate derivatives	Other Liabilities	—	10	—	—
Indexed debt securities derivative	Current Liabilities	—	893	—	601
Total CenterPoint Energy		$292	$1,144	$220	$833

(1)
The fair value shown for natural gas contracts is comprised of derivative gross volumes totaling 2,226 Bcf or a net 374 Bcf long position and 1,674 Bcf or a net 140 Bcf long position as of December 31, 2019 and 2018, respectively. Certain natural gas contracts hedge basis risk only and lack a fixed price exposure.

(2)
Natural gas contracts are presented on a net basis in CenterPoint Energy’s Consolidated Balance Sheets as they are subject to master netting arrangements. This netting applies to all undisputed amounts due or past due and causes derivative assets (liabilities) to be ultimately presented net in a liability (asset) account within CenterPoint Energy’s Consolidated Balance Sheets. The net of total non-trading natural gas derivative assets and liabilities is detailed in the Offsetting of Natural Gas Derivative Assets and Liabilities table below.

(3)	Derivative Assets and Derivative Liabilities include no material amounts related to physical forward transactions with Enable.

Houston Electric

		December 31, 2019		December 31, 2018
	Balance Sheet Location	Derivative Assets Fair Value	Derivative Liabilities Fair Value	Derivative Assets Fair Value	Derivative Liabilities Fair Value
		(in millions)
Derivatives designated as cash flow hedges:
Interest rate derivatives	Current Liabilities: Non-trading derivative liabilities	$—	$—	$—	$24
Total Houston Electric		$—	$—	$—	$24

CERC

		December 31, 2019		December 31, 2018
	Balance Sheet Location	Derivative Assets Fair Value	Derivative Liabilities Fair Value	Derivative Assets Fair Value	Derivative Liabilities Fair Value
		(in millions)
Derivatives designated as fair value hedges:
Natural gas derivatives (1) (2) (3)	Current Liabilities: Current liabilities held for sale	$12	$—	$1	$7
Derivatives not designated as hedging instruments:
Natural gas derivatives (1) (2) (3)	Current Assets: Current assets held for sale	139	3	103	3
Natural gas derivatives (1) (2) (3)	Other Assets: Non-current assets held for sale	58	—	38	—
Natural gas derivatives (1) (2) (3)	Current Liabilities: Current liabilities held for sale	73	177	62	173
Natural gas derivatives (1) (2) (3)	Other Liabilities: Non-current liabilities held for sale	10	39	16	25
Total CERC		$292	$219	$220	$208

(1)
The fair value shown for natural gas contracts is comprised of derivative gross volumes totaling 2,226 Bcf or a net 374 Bcf long position and 1,674 Bcf or a net 140 Bcf long position as of December 31, 2019 and 2018, respectively. Certain natural gas contracts hedge basis risk only and lack a fixed price exposure.

(2)
Natural gas contracts are presented on a net basis in CERC’s Consolidated Balance Sheets as they are subject to master netting arrangements. This netting applies to all undisputed amounts due or past due and causes derivative assets (liabilities) to be ultimately presented net in a liability (asset) account within CERC’s Consolidated Balance Sheets. The net of total non-trading natural gas derivative assets and liabilities is detailed in the Offsetting of Natural Gas Derivative Assets and Liabilities table below.

(3)	Derivative Assets and Derivative Liabilities include no material amounts related to physical forward transactions with Enable.

Cumulative Basis Adjustment for Fair Value Hedges (CenterPoint Energy and CERC)

CenterPoint Energy
		December 31, 2019		December 31, 2018
	Balance Sheet Location	Carrying Amount of Hedged Assets/(Liabilities)	Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Item	Carrying Amount of Hedged Assets/(Liabilities)	Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Item
		(in millions)
Hedged items in fair value hedge relationship:
Natural gas inventory	Current Assets: Current assets held for sale	$47	$(13)	$57	$1
Total CenterPoint Energy		$47	$(13)	$57	$1

CERC
		December 31, 2019		December 31, 2018
	Balance Sheet Location	Carrying Amount of Hedged Assets/(Liabilities)	Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Item	Carrying Amount of Hedged Assets/(Liabilities)	Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Item
		(in millions)
Hedged items in fair value hedge relationship:
Natural gas inventory	Current Assets: Current assets held for sale	$47	$(13)	$57	$1
Total CERC		$47	$(13)	$57	$1

Offsetting of Natural Gas Derivative Assets and Liabilities (CenterPoint Energy and CERC)

CenterPoint Energy
	December 31, 2019			December 31, 2018
	Gross Amounts Recognized (1)	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amount Presented in the Consolidated Balance Sheets (2)	Gross Amounts Recognized (1)	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amount Presented in the Consolidated Balance Sheets (2)
	(in millions)
Current Assets: Current assets held for sale	$224	$(88)	$136	$166	$(66)	$100
Other Assets: Non-current assets held for sale	68	(10)	58	54	(16)	38
Current Liabilities: Non-trading derivative liabilities	(7)	—	(7)	—	—	—
Current Liabilities: Current liabilities held for sale	(180)	136	(44)	(183)	81	(102)
Other Liabilities: Non-trading derivative liabilities	(15)	—	(15)	—	—	—
Other Liabilities: Non-current liabilities held for sale	(39)	25	(14)	(25)	20	(5)
Total CenterPoint Energy	$51	$63	$114	$12	$19	$31

CERC
	December 31, 2019			December 31, 2018
	Gross Amounts Recognized (1)	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amount Presented in the Consolidated Balance Sheets (2)	Gross Amounts Recognized (1)	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amount Presented in the Consolidated Balance Sheets (2)
	(in millions)
Current Assets: Current assets held for sale	$224	$(88)	$136	$166	$(66)	$100
Other Assets: Non-current assets held for sale	68	(10)	58	54	(16)	38
Current Liabilities: Current liabilities held for sale	(180)	136	(44)	(183)	81	(102)
Other Liabilities: Non-current liabilities held for sale	(39)	25	(14)	(25)	20	(5)
Total CERC	$73	$63	$136	$12	$19	$31

(1)	Gross amounts recognized include some derivative assets and liabilities that are not subject to master netting arrangements.

(2)
The derivative assets and liabilities on the Registrant’s respective Consolidated Balance Sheets exclude accounts receivable or accounts payable that, should they exist, could be used as offsets to these balances in the event of a default.

Income Statement Impact of Hedge Accounting Activity (CenterPoint Energy and CERC)

CenterPoint Energy	Year Ended December 31,
	2019	2018	2017
	Location and Amount of Gain (Loss) recognized in Income on Hedging Relationship (1)
	Income (loss) from discontinued operations
	(in millions)
Total amounts presented in the statements of income in which the effects of hedges are recorded	$109	$(28)	$84

Gain (loss) on fair value hedging relationships:
Commodity contracts (held for sale):
Hedged items - Natural gas inventory	(14)	(13)	14
Derivatives designated as hedging instruments	14	13	(14)
Amounts excluded from effectiveness testing recognized in earnings immediately	(213)	(149)	(67)

(1)
Income statement impact associated with cash flow hedge activity is related to gains and losses reclassified from Accumulated other comprehensive income into income. Amounts are immaterial for the years ended December 31, 2019, 2018 and 2017, respectively.

CERC	Year Ended December 31,
	2019	2018	2017
	Location and Amount of Gain (Loss) recognized in Income on Hedging Relationship (1)
	Income (loss) from discontinued operations
	(in millions)
Total amounts presented in the statements of income in which the effects of hedges are recorded	$23	$110	$245

Gain (loss) on fair value hedging relationships:
Commodity contracts (held for sale):
Hedged items - Natural gas inventory	(14)	(13)	14
Derivatives designated as hedging instruments	14	13	(14)
Amounts excluded from effectiveness testing recognized in earnings immediately	(213)	(149)	(67)

(1)
Income statement impact associated with cash flow hedge activity is related to gains and losses reclassified from Accumulated other comprehensive income into income. Amounts are immaterial for the years ended December 31, 2019, 2018 and 2017, respectively.

CenterPoint Energy

		Year Ended December 31,
	Income Statement Location	2019	2018	2017
		(in millions)
Effects of derivatives not designated as hedging instruments on the income statement:
Commodity contracts	Income from discontinued operations	$214	$107	$211
Indexed debt securities derivative	Gain (loss) on indexed debt securities	(292)	(232)	49
Interest rate derivatives	Gains in Other Income (Expense)	—	2	—
Total CenterPoint Energy		$(78)	$(123)	$260

CERC

		Year Ended December 31,
	Income Statement Location	2019	2018	2017
		(in millions)
Effects of derivatives not designated as hedging instruments on the income statement:
Commodity contracts	Income from discontinued operations	$214	$107	$211
Total CERC		$214	$107	$211

(c) Credit Risk Contingent Features (CenterPoint Energy and CERC)

CenterPoint Energy and CERC enter into financial derivative contracts containing material adverse change provisions. These provisions could require CenterPoint Energy or CERC to post additional collateral if the S&P or Moody’s credit ratings of CenterPoint Energy, Inc. or its subsidiaries, including CERC Corp., are downgraded.

	December 31, 2019		December 31, 2018
	CenterPoint Energy	CERC	CenterPoint Energy	CERC
	(in millions)
Aggregate fair value of derivatives containing material adverse change provisions in a net liability position	$1	$1	$1	$1
Fair value of collateral already posted	—	—	—	—
Additional collateral required to be posted if credit risk contingent features triggered	1	1	—	—

(d) Credit Quality of Counterparties (CenterPoint Energy and CERC)

In addition to the risk associated with price movements, credit risk is also inherent in CenterPoint Energy’s and CERC’s non-trading derivative activities. Credit risk relates to the risk of loss resulting from non-performance of contractual obligations by a counterparty. The following tables show the composition of counterparties to the derivative assets held for sale:

CenterPoint Energy

	December 31, 2019		December 31, 2018
	Investment Grade (1)	Total (3)	Investment Grade (1)	Total (3)
	(in millions)
Energy marketers	$4	$16	$11	$24
End users (2)	27	178	30	114
Total CenterPoint Energy	$31	$194	$41	$138

CERC

	December 31, 2019		December 31, 2018
	Investment Grade (1)	Total (3)	Investment Grade (1)	Total (3)
	(in millions)
Energy marketers	$4	$16	$11	$24
End users (2)	27	178	30	114
Total CERC	$31	$194	$41	$138

(1)	“Investment grade” is primarily determined using publicly available credit ratings and considers credit support (including parent company guarantees) and collateral (including cash and standby letters of credit). For unrated counterparties, CERC determines a synthetic credit rating by performing financial statement analysis and consider contractual rights and restrictions and collateral.

(2)	End users are comprised primarily of customers who have contracted to fix the price of a portion of their physical gas requirements for future periods.

(3)
The amounts reflected in the table above were not impacted by collateral netting.